Business Combinations - Additional information (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩) shares
The Group [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	₩ 250,108
Profit (loss) of acquiree since acquisition date	₩ 4,695
SK m And service Co., Ltd [Member] | PS&Marketing Corporation [member]
Disclosure of detailed information about business combination [line items]
Number of shares | shares	3,099,112
Ownership percentage	100.00%
Revenue of acquiree since acquisition date	₩ 211,081
Profit (loss) of acquiree since acquisition date	₩ 4,157